YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus BASIC U.S. Government Money Market Fund for the 12-month period ended February 28, 1999. For the period, your fund produced an annualized yield of 4.96% and, after taking into account the effect of compounding, an annualized effective yield of 5.08%.*

ECONOMIC REVIEW

  The American economy in the period ended February 28, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S., pervasive disinflation and action by central banks to lower interest rates in many parts of the world.

  Weakness in the world economy started in Asia with economic and financial stresses throughout most of that continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase occurred when Asian currencies dropped and short-term interest rates rose. Tentative signs of a bottoming of the crises in Asia had emerged by the end of your fund's fiscal year. However, Latin America had begun to weaken in the aftermath of Brazilian economic weakness.

   Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began 1998 at a modest pace and showed signs of stagnation by year-end. Even so, the new European central bank postponed any reduction in interest rates in early 1999, probably because of a desire to build anti-inflationary credibility.

  The U.S. economy over the last year grew at an impressively high rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

  The Federal Reserve Board eased monetary policy three times beginning on September 30, 1998, lowering the Federal Funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to the financial stresses that started with the Russian default in the summer of 1998 and culminated in the liquidity crisis of an overleveraged hedge fund in the September/October period. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, long-term rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

THE MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. Later in the year, there was a modest increase in rates. One of its effects was to change the yield curve back to a more normal pattern in which longer term yields exceed those of shorter term instruments.

  A flight to safety by global investors was the force that most affected the U.S. money market. More recently, as the domestic economy continued to demonstrate exceptional strength in spite of turmoil abroad, rates edged higher. One factor affecting the U.S. interest rates has been the rise in interest rates in Japan. This has brought about some repatriation of investment funds to that country. In addition, the introduction of the Euro currency at the start of the new year, which was initially well received, put some downward pressure on the U.S. dollar and, conversely, upward pressure on yields.

  Generally, the main influences now on short-term rates seem to be underlying economic factors rather than the fear that gripped many investors last fall.

  With the domestic economy continuing to expand without visible inflationary pressures, the Federal Reserve appears to be in a wait-and-see mode, with no immediate plans for major policy changes. As long as this scenario continues, the money market should remain stable.

  Therefore, in an attempt to maximize yields, we will continue to maintain an average portfolio maturity longer than the industry average.

  As always, we will maintain a close watch on market developments in case some adjustments are required in our investment strategies.

               Sincerely,


               [Patricia A. Larkin signature]


               Patricia A. Larkin

               Senior Portfolio Manager

March 18, 1999

New York, N.Y.


*Annualized effective yield is based upon dividends declared daily and reinvested monthly. There is no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Yield fluctuates.


DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

 STATEMENT OF INVESTMENTS                                     FEBRUARY 28, 1999


                                                                              Annualized
                                                                               Yield on
                                                                                Date of          Principal
U.S. Government Agencies--98.2%                                                Purchase           Amount            Value
                                                                               ________        ______________    ______________
___________________________________________________________________
Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

   3/8/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5.31%           $54,000,000   $    53,945,715

   3/12/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.50             5,000,000         4,992,040

   7/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.90            12,000,000        11,786,480

   8/3/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.56             5,000,000         4,998,083


Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes (a)

   6/18/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.85            50,000,000        50,000,000

   6/22/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.79            40,000,000        39,992,694

   6/23/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.79            75,000,000        74,986,275

   9/17/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.65           165,000,000       165,000,000

   1/28/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.81            50,000,000        49,989,148

   6/29/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.80            40,000,000        39,984,815


Federal Home Loan Banks, Discount Notes

   3/10/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.57            35,000,000        34,999,965

   3/23/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.57            10,000,000         9,999,536

   4/7/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.59            25,000,000        24,997,973

   6/10/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.62            25,000,000        24,989,554

   6/11/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.62            40,000,000        39,991,295

   7/6/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.45            10,000,000         9,998,156

   7/13/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.56             2,000,000         1,999,561

   7/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.50            30,060,000        30,057,149

   2/11/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.97            13,350,000        13,337,655

   2/22/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.97            75,000,000        74,964,249


Federal Home Loan Banks, Floating Rate Notes (a)

   10/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.63            25,000,000        25,000,000

   10/29/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.92            20,000,000        20,000,000


Federal Home Loan Banks, Notes

   3/12/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.57             5,800,000         5,800,010

   7/23/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.36             5,700,000         5,709,896

   10/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.81            10,000,000        10,063,158

   1/27/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.81            25,050,000        25,052,734


Federal Home Loan Mortgage Corp., Discount Notes

   3/12/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.57            10,000,000         9,999,734


Federal National Mortgage Association, Discount Notes

   3/16/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.57            10,000,000         9,999,527

   5/10/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.91            20,000,000        19,814,500

   8/4/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.49            10,000,000         9,774,235

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

 STATEMENT OF INVESTMENTS (CONTINUED)                         FEBRUARY 28, 1999


                                                                              Annualized
                                                                               Yield on
                                                                                Date of          Principal
U.S. Government Agencies (continued)                                           Purchase           Amount            Value
                                                                               ________        ______________    ______________
___________________________________________________________________

Federal National Mortgage Association, Discount Notes (continued)

   8/9/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5.59%       $    25,000,000  $     24,989,868

   8/20/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.45             8,000,000         7,802,393

   2/10/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.90            50,000,000        49,968,010


Federal National Mortgage Association, Floating Rate Notes (a)

   10/20/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.77            50,000,000        50,000,000

   1/21/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.82            50,000,000        50,000,000


Federal National Mortgage Association, Notes

   7/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.39             5,000,000         5,006,540

   10/18/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.81            16,200,000        16,290,966


Student Loan Marketing Association, Floating Rate Notes (a)

   10/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.67            40,000,000        40,000,000


Student Loan Marketing Association, Notes

   6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.52           15, 000,000        15,001,840
                                                                                                                 ______________


TOTAL U.S. GOVERNMENT AGENCIES (cost $1,161,283,754) . . . . . . . . . . .                                       $1,161,283,754
                                                                                                                 ______________



Repurchase Agreements--.8%

___________________________________________________________________

SBC Warburg Dillon Read

  dated 2/26/1999, due 3/1/1999 in the amount of $9,634,756

  (fully collateralized by $9,948,000 U.S. Treasury Bills,

  due 6/3/1999, value $9,828,555)

   (cost $9,631,000) . . . . . . . . . . . . . . . . . . . . . . . . . . .        4.68%      $      9,631,000  $     9,631,000
                                                                                                                 ______________

TOTAL INVESTMENTS (cost $1,170,914,754). . . . . . . . . . . . . .   99.0%                                       $1,170,914,754
                                                                  ________                                       ______________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . .      1.0%                                     $     11,684,038
                                                                  ________                                       ______________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . .   100.00%                                       $1,182,598,792
                                                                  ________                                       ______________


Notes to Statement of Investments:
___________________________________________________________________________________________________________________

(a) Variable interest rate--subject to periodic change.






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         FEBRUARY 28, 1999

                                                                                                  Cost              Value
                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .  $1,170,914,754     $1,170,914,754

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,277,722

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            9,666,023

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               18,584

                                                                                                                _______________

                                                                                                                  1,182,877,083

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              160,679

                                 Accrued expenses and other liabilities  . . . . . . . . .                              117,612

                                                                                                                _______________

                                                                                                                        278,291

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,182,598,792

                                                                                                                _______________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,182,932,365

                                 Accumulated undistributed investment income--net  . . . .                              294,741

                                 Accumulated net realized gain (loss) on investments . . .                            (628,314)

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,182,598,792

                                                                                                                _______________


SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                        1,182,932,365

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ______



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED FEBRUARY 28, 1999
INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $66,562,158

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .          $ 6,142,031

                                 Shareholder servicing costs--Note 2(c)  . . . . .            1,091,133

                                 Custodian fees  . . . . . . . . . . . . . . . . .               98,129

                                 Registration fees . . . . . . . . . . . . . . . .               66,660

                                 Professional fees . . . . . . . . . . . . . . . .               48,791

                                 Trustees' fees and expenses--Note 2(c)  . . . . .               27,416

                                 Prospectus and shareholders' reports  . . . . . .               25,260

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               15,442

                                                                                            ___________

                                           Total Expenses  . . . . . . . . . . . .            7,514,862


                                 Less--reduction in management fee due to
                                    undertaking--Note 2(a) . . . . . . . . . . . .           (2,016,617)

                                                                                            ___________


                                           Net Expenses  . . . . . . . . . . . . .                                  5,498,245

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 61,063,913

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                    (11,328)

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $61,052,585

                                                                                                                 ____________



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                          Year Ended           Year Ended

                                                                                       February 28, 1999    February 28, 1998
                                                                                      __________________   __________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $    61,063,913      $    70,607,074

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .                 (11,328)             (89,610)

                                                                                      __________________   __________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .              61,052,585           70,517,464

                                                                                      __________________   __________________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (60,955,715)         (70,420,531)

                                                                                      __________________   __________________


BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .           1,024,399,996        1,279,726,698

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              57,885,133           66,574,075

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,208,430,626)      (1,497,699,684)

                                                                                      __________________   __________________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions .            (126,145,497)        (151,398,911)

                                                                                      __________________   __________________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .            (126,048,627)        (151,301,978)


NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,308,647,419        1,459,949,397

                                                                                      __________________   __________________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $1,182,598,792       $1,308,647,419
                                                                                      __________________   __________________

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .     $           294,741  $           186,543

                                                                                      __________________   __________________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                  Fiscal Year Ended February,
                                                                ____________________________________________________________

PER SHARE DATA:                                                1999           1998           1997           1996         1995
                                                              ______         ______         ______         ______        ______
   Net asset value, beginning of period  . . . . . .           $1.00          $1.00          $1.00          $1.00         $1.00
                                                              ______         ______         ______         ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .            .049           .052           .051           .058          .046
                                                              ______         ______         ______         ______        ______

   Distributions:

   Dividends from investment income--net . . . . . .           (.049)         (.052)         (.051)         (.058)        (.046)
                                                              ______         ______         ______         ______        ______

   Net asset value, end of period  . . . . . . . . .           $1.00          $1.00          $1.00          $1.00         $1.00
                                                              ______         ______         ______         ______        ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .            5.06%          5.33%          5.20%          5.94%         4.67%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .           .45%           .45%           .45%           .31%          .17%

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .            4.97%          5.22%          5.09%          5.79%         5.05%

   Decrease reflected in above expense ratios
     due to undertakings by the Manager  . . . . . .             .16%           .17%           .20%           .36%          .44%

   Net Assets, end of period (000's Omitted)   . . .      $1,182,599     $1,308,647     $1,459,949     $1,366,056    $1,041,722



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus BASIC U.S. Government Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  On March 1, 1999, the Fund declared a cash dividend of approximately $.0002 per share from undistributed investment income-net which includes investment income-net for Saturday February 27, 1999 and Sunday February 28, 1999.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The Fund has an unused capital loss carryover of approximately $618,500 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1999. The carryover does not include net realized securities losses from November 1, 1998 through February 28, 1999 which are treated, for Federal income tax purposes, as arising in fiscal 2000. If not applied, $200 of the carryover expires in fiscal 2003, $523,000 expires in fiscal 2005, $43,300 expires in fiscal 2006 and $52,000 expires in fiscal 2007.

  At February 28, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $2,016,617 during the period ended February 28, 1999.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1999, the Fund was charged $767,174 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1999, the Fund was charged $155,173 pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees

Dreyfus BASIC U.S. Government Money Market Fund

  We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC U.S. Government Money Market Fund, including the statement of investments, as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC U.S. Government Money Market Fund at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

March 30, 1999


DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

For state individual income tax purposes, the Fund hereby designates 62.06% of the ordinary income dividends paid during its fiscal year ended February 28, 1999 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

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                                   [reg.tm logo]

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DREYFUS BASIC U.S. GOVERNMENT

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              124AR992

BASIC

U.S. Government

Money Market Fund

Annual Report

February 28, 1999